Morgan Stanley California Insured Municipal Income Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002

Dear Shareholder:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product
(GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

Municipal Market Conditions

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the

Morgan Stanley California Insured Municipal Income Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

first ten months of 2002. Refunding issues represented almost one-quarter of the total. Issuance is on track to raise calendar year 2002's volume to more than $325 billion. California issuers accounted for 13 percent of national volume.

                         30-Year Bond Yields 1997-2002


Date           Insured Municipal Yields         U.S. Treasury Yields       Insured Municipal Yields/U.S. Treasury Yields (Ratio)
--------------------------------------------------------------------------------------------------------------------------------
12/31/96                 5.60                          6.63                          84.46%
01/31/97                 5.70                          6.79                          83.95%
02/28/97                 5.65                          6.80                          83.09%
03/31/97                 5.90                          7.10                          83.10%
04/30/97                 5.75                          6.94                          82.85%
05/30/97                 5.65                          6.91                          81.77%
06/30/97                 5.60                          6.78                          82.60%
07/30/97                 5.25                          6.29                          83.47%
08/31/97                 5.48                          6.61                          82.90%
09/30/97                 5.40                          6.40                          84.38%
10/31/97                 5.35                          6.15                          86.99%
11/30/97                 5.30                          6.05                          87.60%
12/31/97                 5.15                          5.92                          86.99%
01/31/98                 5.15                          5.80                          88.79%
02/28/98                 5.20                          5.92                          87.84%
03/31/98                 5.25                          5.93                          88.53%
04/30/98                 5.35                          5.95                          89.92%
05/29/98                 5.20                          5.80                          89.66%
06/30/98                 5.20                          5.65                          92.04%
07/31/98                 5.18                          5.71                          90.72%
08/31/98                 5.03                          5.27                          95.45%
09/30/98                 4.95                          5.00                          99.00%
10/31/98                 5.05                          5.16                          97.87%
11/30/98                 5.00                          5.06                          98.81%
12/31/98                 5.05                          5.10                          99.02%
01/31/99                 5.00                          5.09                          98.23%
02/28/99                 5.10                          5.58                          91.40%
03/31/99                 5.15                          5.63                          91.47%
04/30/99                 5.20                          5.66                          91.87%
05/31/99                 5.30                          5.83                          90.91%
06/30/99                 5.47                          5.96                          91.78%
07/31/99                 5.55                          6.10                          90.98%
08/31/99                 5.75                          6.06                          94.88%
09/30/99                 5.85                          6.05                          96.69%
10/31/99                 6.03                          6.16                          97.89%
11/30/99                 6.00                          6.29                          95.39%
12/31/99                 5.97                          6.48                          92.13%
01/31/00                 6.18                          6.49                          95.22%
02/29/00                 6.04                          6.14                          98.37%
03/31/00                 5.82                          5.83                          99.83%
04/30/00                 5.91                          5.96                          99.16%
05/31/00                 5.91                          6.01                          98.34%
06/30/00                 5.84                          5.90                          98.98%
07/31/00                 5.73                          5.78                          99.13%
08/31/00                 5.62                          5.67                          99.12%
09/30/00                 5.74                          5.89                          97.45%
10/31/00                 5.65                          5.79                          97.58%
11/30/00                 5.55                          5.61                          98.93%
12/31/00                 5.27                          5.46                          96.52%
01/31/01                 5.30                          5.50                          96.36%
02/28/01                 5.27                          5.31                          99.25%
03/31/01                 5.26                          5.44                          96.69%
04/30/01                 5.45                          5.79                          94.13%
05/31/01                 5.40                          5.75                          93.91%
06/30/01                 5.35                          5.76                          92.88%
07/31/01                 5.16                          5.52                          93.48%
08/31/01                 5.07                          5.37                          94.41%
09/30/01                 5.20                          5.42                          95.94%
10/31/01                 5.04                          4.87                         103.49%
11/30/01                 5.17                          5.29                          97.73%
12/31/01                 5.36                          5.47                          97.99%
01/31/02                 5.22                          5.43                          96.13%
02/28/02                 5.14                          5.42                          94.83%
03/31/02                 5.43                          5.80                          93.62%
04/30/02                 5.30                          5.59                          94.81%
05/31/02                 5.29                          5.62                          94.13%
06/30/02                 5.27                          5.51                          95.64%
07/31/02                 5.12                          5.30                          96.60%
08/31/02                 5.00                          4.93                         101.42%
09/30/02                 4.74                          4.67                         101.50%
10/31/02                 4.92                          4.99                          98.60%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
The net asset value (NAV) of Morgan Stanley California Insured Municipal Income Trust (IIC) fell from $15.07 to $15.00 per share for the fiscal year ended October 31, 2002. Based on this change plus reinvestment of tax-free dividends totaling $0.8175 per share, the Trust's total NAV return was 5.30 percent. IIC's value on the New York Stock Exchange (NYSE) decreased from $14.57 to $14.38 per share during the same period. Based on this change plus reinvestment of tax-free dividends, IIC's total market return was 4.41 percent. On October 31, 2002, IIC's NYSE market price was at a 4.13 percent discount to its NAV.

Morgan Stanley California Insured Municipal Income Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment, the monthly dividend was increased from $0.0675 to $0.075 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.161 per share on October 31, 2002, versus $0.088 per share last year.

Portfolio Structure

The Trust's total net assets, including Auction Rate Preferred Shares (ARPS), of $249 million were diversified among 9 long-term sectors and 46 credits. At the end of October, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 4.8 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the fiscal year, ARPS leverage contributed approximately $0.14 per share to common share earnings. The Trust's four ARPS series totaled $65 million and represented 26 percent of total net assets. In July 2002, ARPS series 3 was extended until July 2004 at a yield of 2.22 percent. The yield on the Trust's three weekly series ranged between 0.75 and 2.50 percent during the 12-month period.

Looking Ahead

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

Morgan Stanley California Insured Municipal Income Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Morgan Stanley California Insured Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin

Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President and CEO

Morgan Stanley California Insured Municipal Income Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

LARGEST SECTORS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

TRANSPORTATION           18%
WATER & SEWER            17%
TAX ALLOCATION           15%
GENERAL OBLIGATION       14%
PUBLIC FACILITIES        13%
ELECTRIC                 10%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT ENHANCEMENTS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

AMBAC                    30%
MBIA                     39%
U.S. GOV'T BACKED         1%
FSA                      12%
FGIC                     18%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

1-5 YEARS                 2.2%
5-10 YEARS                0.0%
10-20 YEARS              47.7%
20-30 YEARS              45.9%
30 + YEARS                4.2%

WEIGHTED AVERAGE MATURITY: 20 YEARS

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Insured Municipal Income Trust
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

CALL AND COST (BOOK) YIELD STRUCTURE
(BASED ON LONG-TERM PORTFOLIO)
OCTOBER 31, 2002

WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

PERCENT CALLABLE

2002                      4%
2003                     41%
2004                     11%
2005                      1%
2006                      3%
2007                      1%
2008                      1%
2009                      0%
2010                      6%
2011                     15%
2012+                    17%

YEAR BONDS CALLABLE

WEIGHTED AVERAGE BOOK YIELD: 5.5%

COST (BOOK) YIELD*

2002                     5.4%
2003                     5.7%
2004                     5.5%
2005                     5.9%
2006                     5.9%
2007                     5.5%
2008                     5.5%
2009
2010                     5.5%
2011                     5.2%
2012                     5.1%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 5.4% ON 4% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Insured Municipal Income Trust
RESULTS OF ANNUAL MEETING

On October 23, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:


(1) Election of Trustee by all shareholders:
    Wayne E. Hedien
    For .......................................... 10,004,605
    Withheld ..................................... 172,086

(2) Election of Trustee by preferred shareholders:
    Manuel H. Johnson
    For .......................................... 1,182
    Against ...................................... 1


The following Trustees were not standing for reelection at this meeting:
Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, James F. Higgins, Michael
E. Nugent and Philip J. Purcell.

Morgan Stanley California Insured Municipal Income Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002

  PRINCIPAL
  AMOUNT IN                                                                                COUPON    MATURITY
  THOUSANDS                                                                                 RATE       DATE         VALUE
-------------                                                                            ---------  ---------- ---------------
               California Tax-Exempt Municipal Bonds (121.6%)
               General Obligation (17.6%)
               California,
 $    8,000      Various Purpose, Dtd 04/01/93 (FSA) ................................... 5.50%      04/01/19    $  8,237,120
      4,000      Veterans Ser BD, BE & BF (AMT) (Ambac) ................................ 6.375      02/01/27       4,008,160
               Industry,
      2,000      Refg Issue of 1993 (MBIA) ............................................. 5.50       07/01/13       2,069,240
      3,000      Refg Issue of 1993 (MBIA) ............................................. 5.50       07/01/16       3,106,560
      3,000    Los Angeles Community College District, Election 2001 Ser A (MBIA)        5.00       06/01/26       3,018,780
      2,000    North Orange County Community College District, Election of
                 2002 Ser A (MBIA) ..................................................... 5.375      08/01/21       2,123,180
               San Diego Unified School District,
      3,000      Ser C (FSA) ........................................................... 5.00       07/01/23       3,034,440
      2,000      1998 Ser D (FGIC) ..................................................... 5.25       07/01/23       2,083,180
      3,000      1998 Ser B (MBIA) ..................................................... 5.00       07/01/25       3,020,700
      1,285    Tahoe Truckee Unified School District No 1, 2001 Refg (MBIA) ............ 5.50       08/01/19       1,441,410
 ----------                                                                                                     ------------
     31,285                                                                                                       32,142,770
 ----------                                                                                                     ------------
               Electric Revenue (11.7%)
      4,000    Los Angeles Department of Water & Power, 2001 Ser A (FSA) ............... 5.25       07/01/21       4,166,440
      8,000    M-S-R Public Power Agency, San Juan Refg Ser F (Ambac) .................. 6.00       07/01/20       8,333,920
      4,000    Modesto Irrigation District, Ser 2001 A COPs (FSA) ...................... 5.00       07/01/26       4,020,200
               Sacramento Municipal Utility District,
      4,000      Refg 1993 Ser D (MBIA) ................................................ 9.37[+/+]  11/15/15       4,338,720
        610      Refg 1994 Ser I (MBIA) ................................................ 6.00       01/01/24         646,368
 ----------                                                                                                     ------------
     20,610                                                                                                       21,505,648
 ----------                                                                                                     ------------
               Hospital Revenue (6.9%)
      4,150    Bakersfield, Adventist Health West Ser 1993 (MBIA) ...................... 5.50       03/01/19       4,264,913
      3,000    California Health Facilities Financing Authority, Children's Hospital-
                 San Diego Ser 1993 (MBIA) ............................................. 5.75       07/01/23       3,107,640
      4,000    California Statewide Communities Development Authority, Sharp
                 Health Care COPs (MBIA) ............................................... 6.00       08/15/24       4,318,960
      1,000    Marysville, Fremont-Rideout Health Refg Ser 1993 A (Ambac) .............. 5.55       01/01/13       1,057,580
 ----------                                                                                                     ------------
     12,150                                                                                                       12,749,093
 ----------                                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                         COUPON    MATURITY
  THOUSANDS                                                                          RATE       DATE         VALUE
-------------                                                                     ---------  ---------- ---------------
               Mortgage Revenue - Single Family (4.5%)
 $    5,000    California Department of Veterans Affairs, Home Purchase
                 2002 Ser A (Ambac) ............................................. 5.35%      12/01/27    $  5,215,750
      3,000    California Housing Financing Agency, Home 1996 Ser E (AMT) (MBIA)  6.05       08/01/15       3,122,550
 ----------                                                                                              ------------
      8,000                                                                                                 8,338,300
 ----------                                                                                              ------------
               Public Facilities Revenue (15.8%)
      7,000    Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)   9.65[+/+] 06/01/15       7,456,820
      6,000    California Public Works Board, Corrections Refg 1993 Ser B (MBIA)  5.50       12/01/12       6,337,260
      5,000    Modesto, Community Center Refg 1993 Ser A COPs (Ambac) ........... 5.00       11/01/23       5,144,800
      2,000    Sacramento Financing Authority, City Hall 2002 Ser A (FSA) ....... 5.00       12/01/32       2,009,520
      8,000    San Jose Financing Authority, Civic Center Ser 2002B (Ambac) (WI)  5.00       06/01/37       8,025,680
 ----------                                                                                              ------------
     28,000                                                                                                28,974,080
 ----------                                                                                              ------------
               Tax Allocation Revenue (17.7%)
      2,000    La Quinta Redevelopment Agency, Project Area No. 1 Ser 2002
                 (Ambac) ........................................................ 5.00       09/01/22       2,024,840
      1,070    Long Beach Bond Finance Authority, Downtown, North Long Beach,
                 Poly High and West Beach Project Areas 2002 Ser A (Ambac) ...... 5.375      08/01/18       1,152,797
      6,665    Long Beach Financing Authority, Ser 1992 (Ambac) ................. 5.50       11/01/22       6,676,197
      5,000    Orange Redevelopment Agency, Southwest Refg Issue of 1993 A
                 (Ambac) ........................................................ 5.70       10/01/23       5,146,550
      5,000    Port Hueneme Redevelopment Agency, Central Community
                 1993 Refg (Ambac) .............................................. 5.50       05/01/23       5,149,950
      5,000    Poway Redevelopment Agency, Paguay Sub Refg Ser 1993 (FGIC) ...... 5.50       12/15/23       5,207,900
      3,000    Riverside Redevelopment Agency, Merged Refg 1993 Ser A (MBIA) .... 5.625      08/01/23       3,065,130
      4,000    Simi Valley Public Financing Authority, 1993 Refg (MBIA) ......... 5.50       09/01/15       4,119,800
 ----------                                                                                              ------------
     31,735                                                                                                32,543,164
 ----------                                                                                              ------------
               Transportation Facilities Revenue (21.4%)
               Los Angeles County Metropolitan Transportation Authority,
      5,000      Sales Tax Refg Ser 1993 A (MBIA) ............................... 5.625      07/01/18       5,195,200
      5,000      Sales Tax Ser 2000 A (FGIC) .................................... 5.25       07/01/30       5,132,700
      5,000    Los Angeles Harbor Department, 2001 Ser A (Ambac) ................ 5.00       08/01/25       5,038,400
                 Port of Oakland,
      3,000      2000 Ser K (AMT) (FGIC) ........................................ 5.875      11/01/17       3,255,750
      3,000      Refg Ser N (AMT) (MBIA) ........................................ 5.00       11/01/22       3,009,360

                       See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                  COUPON    MATURITY
  THOUSANDS                                                                                   RATE       DATE         VALUE
-------------                                                                              ---------  ---------- ---------------
               San Francisco Airports Commission, San Francisco Int'l Airport
 $    3,000      Second Ser Refg Issue 2 (MBIA)** ........................................ 6.75 %     05/01/20    $  3,126,240
      5,000      Refg Issue 27A (AMT) (MBIA) ............................................. 5.25       05/01/26       5,075,300
               San Francisco Bay Area Rapid Transit District,
      1,255      Sales Tax Ser 1995 (FGIC) ............................................... 5.50       07/01/20       1,324,816
      3,000      Sales Tax Ser 1998 (Ambac) .............................................. 5.00       07/01/28       3,009,270
      2,000    San Joaquin Hills Transportation Corridor Agency, Toll Road
                 Refg Ser 1997 A (MBIA) .................................................. 5.25       01/15/30       2,047,660
      3,000    San Jose, Airport Ser 2001 A (FGIC) ....................................... 5.00       03/01/25       3,018,090
 ----------                                                                                                       ------------
     38,255                                                                                                         39,232,786
 ----------                                                                                                       ------------
               Water & Sewer Revenue (20.7%)
      3,000    California Department of Water Resources, Central Valley Ser Y
                 (FGIC) (WI) ............................................................. 5.25       12/01/19       3,120,600
      3,000    East Bay Municipal Utility District, Water Ser 2001 (MBIA) ................ 5.00       06/01/26       3,018,600
      5,000    Eastern Municipal Water District, Ser 1993 A COPs (FGIC) .................. 5.25       07/01/23       5,134,450
     10,000    Los Angeles, Wastewater Refg Ser 1993 A (MBIA)** .......................... 5.80       06/01/21      10,343,800
      3,000    Oceanside, Water 1993 Refg COPs (Ambac) ................................... 5.70       08/01/14       3,134,280
      3,000    Sacramento Financing Authority, Water & Capital Improvement
                 2001 Ser A (Ambac) ...................................................... 5.00       12/01/26       3,018,600
      5,000    San Francisco Public Utilities Commission, Water Refg Ser A 2001
                 (FSA) ................................................................... 5.00       11/01/31       5,025,200
      5,000    Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC) ...................... 5.50       08/01/21       5,108,100
 ----------                                                                                                       ------------
     37,000                                                                                                         37,903,630
 ----------                                                                                                       ------------
               Refunded (5.3%)
      6,000    Southern California Public Power Authority, 1993 Ser A (FGIC) (ETM)........ 9.07[+/+]  07/01/17       6,491,160
      3,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) .......... 5.50       10/01/32       3,213,690
 ----------                                                                                                       ------------
      9,000                                                                                                          9,704,850
 ----------                                                                                                       ------------
    216,035    Total California Tax-Exempt Municipal Bonds (Cost $213,095,536) ...............................     223,094,321
 ----------                                                                                                       ------------
               California Tax-Exempt Short-Term Municipal Obligations (17.3%)
               California Health Facilities Financing Authority, Adventist Health/West
      1,700      1998 Ser A (MBIA) (Demand 11/01/02) ..................................... 1.95*      09/01/28       1,700,000
      7,200      1998 Ser B (MBIA) (Demand 11/01/02) ..................................... 1.95*      09/01/28       7,200,000
      1,995    California Statewide Communities Development Authority,
                 John Muir/Mt Diablo Health System Ser 1997 COPs (Ambac)
                 (Demand 11/01/02) ....................................................... 1.95*      08/15/27       1,995,000

                       See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                     COUPON       MATURITY
 THOUSANDS                                                                      RATE          DATE           VALUE
-----------                                                                  ----------  -------------- ---------------
 $  2,000    Irvine Ranch Water District, Cons Refg Ser 1993 A
               (Demand 11/01/02) ........................................... 1.95*%      05/01/09        $   2,000,000
    1,600    Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992
               (Demand 11/01/02) ........................................... 1.98*       10/01/22            1,600,000
    3,900    Orange County Sanitation District, Ser 2000 A COPs
               (Demand 11/01/02) ........................................... 1.95*       08/01/29            3,900,000
    8,000    South County Regional Wastewater Authority, Morgan Hill
               Ser 1992 B (FGIC) ........................................... 5.50        02/01/03+           8,210,321
    5,000    Puerto Rico Telephone Authority Refg Ser M (MBIA) ............. 9.348[+/+]  01/01/03+           5,211,600
 --------                                                                                                -------------
   31,395    Total California Tax-Exempt Short-Term Municipal Obligations (Cost $31,361,275) ........       31,816,921
 --------                                                                                                -------------
 $247,430    Total Investments (Cost $244,456,811) (a) ...............................    138.9%           254,911,242
 ========
             Liabilities in Excess of Other Assets ...................................     (3.5)            (6,326,547)
             Preferred Shares of Beneficial Interest .................................    (35.4)           (65,046,250)
                                                                                          -----          -------------
             Net Assets Applicable to Common Shareholders ............................    100.0%         $ 183,538,445
                                                                                          =====          =============

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT       Alternative Minimum Tax.
COPs      Certificates of Participation.
ETM       Escrowed to maturity.
WI        Security purchased on a "when-issued" basis.
+         Prerefunded to call date shown.
[+/+] Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
*         Current coupon of variable rate demand obligation.
** This security has been segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,579,410 and the aggregate gross unrealized depreciation is $124,979, resulting in net unrealized appreciation of $10,454,431.

Bond Insurance:

Ambac     Ambac Assurance Corporation.
FGIC      Financial Guaranty Insurance Company.
FSA       Financial Security Assurance Inc.
MBIA      Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2002

Assets:
Investments in securities, at value
 (cost $244,456,811) .....................................................................    $254,911,242
Cash .....................................................................................          66,487
Receivable for:
  Interest ...............................................................................       4,131,147
  Investments sold .......................................................................         335,000
Prepaid expenses .........................................................................         245,702
                                                                                              ------------
  Total Assets ...........................................................................     259,689,578
                                                                                              ------------
Liabilities:
Payable for:
  Investments purchased ..................................................................      10,926,205
  Investment management fee ..............................................................          81,551
Accrued expenses .........................................................................          97,127
                                                                                              ------------
  Total Liabilities ......................................................................      11,104,883
                                                                                              ------------
Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares
 authorized of non-participating $.01 par value, 1,300 shares outstanding) ...............      65,046,250
                                                                                              ------------
  Net Assets Applicable to Common Shareholders ...........................................    $183,538,445
                                                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value,
12,238,262 shares outstanding) ...........................................................    $173,192,298
Net unrealized appreciation ..............................................................      10,454,431
Accumulated undistributed net investment income ..........................................       1,965,747
Accumulated net realized loss ............................................................      (2,074,031)
                                                                                              ------------
  Net Assets Applicable to Common Shareholders ...........................................    $183,538,445
                                                                                              ============
Net Asset Value Per Common Share
($183,538,445 divided by 12,238,262 common shares outstanding) ...........................          $15.00
                                                                                                    ======

                       See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2002

Net Investment Income:
Interest Income ........................................................    $ 13,595,221
                                                                            ------------
Expenses
Investment management fee ..............................................         865,984
Auction commission fees ................................................         225,040
Professional fees ......................................................          67,328
Transfer agent fees and expenses .......................................          50,182
Auction agent fees .....................................................          33,287
Registration fees ......................................................          19,592
Trustees' fees and expenses ............................................          18,495
Shareholder reports and notices ........................................          14,098
Custodian fees .........................................................          10,194
Other ..................................................................          36,991
                                                                            ------------
  Total Expenses .......................................................       1,341,191
Less: expense offset ...................................................         (10,157)
                                                                            ------------
  Net Expenses .........................................................       1,331,034
                                                                            ------------
  Net Investment Income ................................................      12,264,187
                                                                            ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ......................................................       1,419,406
Net change in unrealized appreciation ..................................      (3,232,558)
                                                                            ------------
  Net Loss .............................................................      (1,813,152)
                                                                            ------------
Dividends to preferred shareholders from net investment income .........      (1,394,328)
                                                                            ------------
Net Increase ...........................................................    $  9,056,707
                                                                            ============

                       See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                      FOR THE YEAR         FOR THE YEAR
                                                                                          ENDED               ENDED
                                                                                    OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                                   ------------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ..........................................................     $  12,264,187        $ 11,863,188
Net realized gain ..............................................................         1,419,406           1,692,977
Net change in unrealized appreciation ..........................................        (3,232,558)          8,071,915
Dividends to preferred shareholders from net investment income .................        (1,394,328)         (2,330,015)
                                                                                     -------------        ------------
  Net Increase .................................................................         9,056,707          19,298,065
Dividends to common shareholders from net investment income ....................       (10,016,991)         (9,572,437)
Decrease from transactions in common shares of beneficial interest .............          (263,346)           (644,486)
                                                                                     -------------        ------------
  Net Increase (Decrease) ......................................................        (1,223,630)          9,081,142
Net Assets Applicable to Common Shareholders:
Beginning of period ............................................................       184,762,075         175,680,933
                                                                                     -------------        ------------
End of Period
(Including accumulated undistributed net investment income of $1,965,747 and
$1,072,780, respectively).......................................................     $ 183,538,445        $184,762,075
                                                                                     =============        ============

                        See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002

1. Organization and Accounting Policies
Morgan Stanley California Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on November 2, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

Morgan Stanley California Insured Municipal Income Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued

income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $37,525,097 and $38,977,155, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $3,400.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,340. At October 31, 2002, the Trust had an accrued pension liability of $47,121 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 4 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley California Insured Municipal Income Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued

Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT IN                        RESET           RANGE OF
 SERIES     SHARES*     THOUSANDS*         RATE*          DATE        DIVIDEND RATES**
--------   ---------   ------------   --------------   ----------   --------------------
    1        200          $10,000          1.25%        11/04/02        0.75% - 2.05%
    2        400           20,000          1.60         11/04/02        1.35  - 2.50
    3        500           25,000          2.22         07/12/04        2.22  - 2.85
    4        200           10,000          1.25         11/04/02        0.75  - 2.05

------------
 * As of October 31, 2002.

** For the year ended October 31, 2002.

Subsequent to October 31, 2002 and up through December 6, 2002 the Trust paid dividends to Series 1 through 4 at rates ranging from 1.00% to 2.22% in the aggregate amount of $144,484.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                              EXCESS OF
                                                                                SHARES        PAR VALUE       PAR VALUE
                                                                            --------------   -----------   ---------------
Balance, October 31, 2000 ...............................................     12,303,462      $123,034      $173,977,096
Treasury shares purchased and retired (weighted average discount 5.49%)*         (47,000)         (470)         (644,016)
                                                                              ----------      --------      ------------
Balance, October 31, 2001 ...............................................     12,256,462       122,564       173,333,080
Treasury shares purchased and retired (weighted average discount 4.20%)*         (18,200)         (182)         (263,164)
                                                                              ----------      --------      ------------
Balance, October 31, 2002 ...............................................     12,238,262      $122,382      $173,069,916
                                                                              ==========      ========      ============

------------
* The Trustees have voted to retire the shares purchased.

Morgan Stanley California Insured Municipal Income Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued

6. Federal Income Tax Status

During the year ended October 31, 2002, the Trust utilized approximately $1,422,000 of its net capital loss carryover. At October 31, 2002, the Trust had a net capital loss carryover of approximately $2,074,000, to offset future capital gains to the extent provided by regulations, available through October 31 of the following years:

 AMOUNT IN THOUSANDS
---------------------
    2003        2004
-----------   -------
$  1,795       $279
========       ====

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassification arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $2,642.

7. Dividends to Common Shareholders

On September 24, 2002, the Trust declared the following dividends from net investment income:

   AMOUNT           RECORD               PAYABLE
 PER SHARE           DATE                  DATE
-----------   ------------------   -------------------
$ 0.075       November 8, 2002     November 22, 2002
$ 0.075       December 6, 2002     December 20, 2002

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust held positions in residual interest bonds having a total value of $23,498,300, which represents 12.8% of the Trust's net assets applicable to common shareholders.

Morgan Stanley California Insured Municipal Income Trust
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued

10. Change in Accounting Policy

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $42,741 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $2,578; increase unrealized appreciation by $64 and decrease net realized gains by $2,642. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

11. Change in Financial Statement Classification for Preferred Shares

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

Morgan Stanley California Insured Municipal Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                            ------------------------------
                                                                  2002           2001
                                                            ---------------- ------------
Selected Per Share Data:
Net asset value, beginning of period ......................    $   15.07       $ 14.28
                                                               ---------       -------
Income (loss) from investment operations:
 Net investment income* ...................................         1.00          0.97
 Net realized and unrealized gain (loss) ..................        (0.14)         0.79
 Common share equivalent of dividends paid to
  preferred shareholders* .................................        (0.11)        (0.19)
                                                               ---------       --------
Total income (loss) from investment operations ............         0.75          1.57
                                                               ---------       --------
Less dividends from net investment income .................        (0.82)        (0.78)
                                                               ---------       --------
Anti-dilutive effect of acquiring treasury shares* ........         0.00          0.00
                                                               ---------       --------
Net asset value, end of period ............................    $   15.00       $ 15.07
                                                               =========       ========
Market value, end of period ...............................    $   14.38       $ 14.57
                                                               =========       ========
Total Return+ .............................................         4.41 %       16.08 %
Ratios to Average Net Assets of Common Shareholders:
Expenses (before expense offset) ..........................         0.74 %(1)     0.75 %
Net investment income before preferred stock dividends              6.75 %        6.57 %
Preferred stock dividends .................................         0.77 %        1.29 %
Net investment income available to common
 shareholders .............................................         5.98 %        5.28 %
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands .....................................    $ 183,538      $184,762
Asset coverage on preferred shares at end of period .......          382 %         384 %
Portfolio turnover rate ...................................           16 %          16 %

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                            ----------------------------------------------------
                                                                  2000            1999              1998
                                                            ---------------- -------------- --------------------
Selected Per Share Data:
Net asset value, beginning of period ......................    $   13.51       $  15.00        $     14.27
                                                               ---------       --------        -----------
Income (loss) from investment operations:
 Net investment income* ...................................         0.95           0.94               0.94
 Net realized and unrealized gain (loss) ..................         0.77          (1.52)              0.72
 Common share equivalent of dividends paid to
  preferred shareholders* .................................        (0.20)         (0.17)             (0.19)
                                                               ---------       --------        ------------
Total income (loss) from investment operations ............         1.52          (0.75)              1.47
                                                               ---------       --------        ------------
Less dividends from net investment income .................        (0.78)         (0.75)             (0.75)
                                                               ---------       --------        ------------
Anti-dilutive effect of acquiring treasury shares* ........         0.03           0.01               0.01
                                                               ---------       --------        ------------
Net asset value, end of period ............................    $   14.28       $  13.51        $     15.00
                                                               =========       ========        ============
Market value, end of period ...............................    $   13.25       $  12.50        $    14.438
                                                               =========       ========        ============
Total Return+ .............................................        12.61%         (8.69)%            13.88 %
Ratios to Average Net Assets of Common Shareholders:
Expenses (before expense offset) ..........................         0.77%(1)       0.75 %(1)          0.74 %(1)
Net investment income before preferred stock dividends              6.85%          6.41 %             6.39 %
Preferred stock dividends .................................         1.42%          1.18 %             1.26 %
Net investment income available to common
 shareholders .............................................         5.43%          5.23 %             5.13 %
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands .....................................    $ 175,681       $171,465        $   192,289
Asset coverage on preferred shares at end of period .......          369%           363 %              395 %
Portfolio turnover rate ...................................           11%             5 %                5 %

------------
* The per share amounts were computed using an average number of common shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.

                        See Notes to Financial Statements

Morgan Stanley California Insured Municipal Income Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley California Insured Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Insured Municipal Income Trust (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Insured Municipal Income Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 9, 2002

                      2002 Federal Tax Notice (unaudited)
     For the year ended October 31, 2002, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley California Insured Municipal Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY

                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).

       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley California Insured Municipal Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley California Insured Municipal Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                         Term of
                                                       Office and
                                     Position(s)        Length of
   Name, Age and Address of           Held with           Time
      Interested Trustee             Registrant          Served*
------------------------------ ---------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Trustee   Since
c/o Morgan Stanley Trust                              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                Since
c/o Morgan Stanley Trust                              June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                Since
1585 Broadway                                         April 1994
New York, NY

                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.

   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley California Insured Municipal Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*
------------------------------ ------------------- -----------------
Mitchell M. Merin (49)         President and       President since
1221 Avenue of the Americas    Chief Executive     May 1999 and
New York, NY                   Officer             Chief Executive
                                                   Officer since
                                                   September 2002

Barry Fink (47)                Vice President,     Since
1221 Avenue of the Americas    Secretary and       February 1997
New York, NY                   General Counsel

Thomas F. Caloia (56)          Treasurer           Since
c/o Morgan Stanley Trust                           April 1989
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since
1221 Avenue of the Americas                        October 1998
New York, NY

Joseph J. McAlinden (59)       Vice President      Since
1221 Avenue of the Americas                        July 1995
New York, NY

Francis Smith (37)             Vice President      Since
c/o Morgan Stanley Trust       and Chief           September 2002
Harborside Financial Center,   Financial Officer
Plaza Two,
Jersey City, NJ

James F. Willison (58)         Vice President      Since Inception
1221 Avenue of the Americas
New York, New York

Joseph R. Arcieri (53)         Vice President      Since January
1221 Avenue of the Americas                        2002
New York, New York

John R. Reynoldson (49)        Vice President      Since January
1 Parkview Plaza                                   2002
Oakbrook Terrace, Illinois


   Name, Age and Address of
       Executive Officer           Principal Occupation(s) During Past 5 Years
------------------------------     -------------------------------------------
Mitchell M. Merin (49)             President and Chief Operating Officer of
1221 Avenue of the Americas        Morgan Stanley Investment Management (since
New York, NY                       December 1998); President, Director (since
                                   April 1997) and Chief Executive Officer
                                   (since June 1998) of the Investment Manager
                                   and Morgan Stanley Services; Chairman, Chief
                                   Executive Officer and Director of the
                                   Distributor (since June 1998); Chairman
                                   (since June 1998) and Director (since
                                   January 1998) of the Transfer Agent;
                                   Director of various Morgan Stanley
                                   subsidiaries; President (since May 1999) and
                                   Chief Executive Officer (since September
                                   2002) of the Morgan Stanley Funds and
                                   TCW/DW Term Trusts; Trustee of various Van
                                   Kampen investment companies (since
                                   December 1999); previously Chief Strategic
                                   Officer of the Investment Manager and Morgan
                                   Stanley Services and Executive Vice
                                   President of the Distributor (April 1997-June
                                   1998), Vice President of the Morgan Stanley
                                   Funds (May 1997-April 1999), and Executive
                                   Vice President of Morgan Stanley.

Barry Fink (47)                    General Counsel (since May 2000) and
1221 Avenue of the Americas        Managing Director (since December 2000) of
New York, NY                       Morgan Stanley Investment Management;
                                   Managing Director (since December 2000), and
                                   Secretary and General Counsel (since
                                   February 1997) and Director (since July 1998)
                                   of the Investment Manager and Morgan
                                   Stanley Services; Assistant Secretary of
                                   Morgan Stanley DW; Vice President, Secretary
                                   and General Counsel of the Morgan Stanley
                                   Funds and TCW/DW Term Trusts (since
                                   February 1997); Vice President and
                                   Secretary of the Distributor; previously,
                                   Senior Vice President, Assistant Secretary
                                   and Assistant General Counsel of the
                                   Investment Manager and Morgan Stanley
                                   Services.

Thomas F. Caloia (56)              First Vice President and Assistant Treasurer
c/o Morgan Stanley Trust           of the Investment Manager, the Distributor
Harborside Financial Center,       and Morgan Stanley Services; Treasurer of the
Plaza Two,                         Morgan Stanley Funds.
Jersey City, NJ

Ronald E. Robison (63)             Managing Director, Chief Administrative
1221 Avenue of the Americas        Officer and Director (since February 1999) of
New York, NY                       the Investment Manager and Morgan Stanley
                                   Services and Chief Executive Officer and
                                   Director of the Transfer Agent; previously
                                   Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)           Managing Director and Chief Investment
1221 Avenue of the Americas        Officer of the Investment Manager, Morgan
New York, NY                       Stanley Investment Management Inc. and
                                   Morgan Stanley Investments LP; Director of
                                   the Transfer Agent; Chief Investment Officer
                                   of the Van Kampen Funds.

Francis Smith (37)                 Vice President and Chief Financial Officer of
c/o Morgan Stanley Trust           the Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,       Trusts (since September 2002); Executive
Plaza Two,                         Director of the Investment Manager and Morgan
Jersey City, NJ                    Stanley Services (since December 2001).
                                   Formerly, Vice President of the Investment
                                   Manager and Morgan Stanley Services (August
                                   2000-November 2001), Senior Manager at
                                   PricewaterhouseCoopers LLP (January 1998-
                                   August 2000) and Associate-Fund
                                   Administration at BlackRock Financial
                                   Management (July 1996-December 1997).

James F. Willison (58)             Managing Director and Portfolio Manager of
1221 Avenue of the Americas        the Investment Manager and/or its investment
New York, New York                 management affiliates for over 5 years.

Joseph R. Arcieri (53)             Executive Director and Portfolio Manager of
1221 Avenue of the Americas        the Investment Manager and/or its investment
New York, New York                 management affiliates for over 5 years.

John R. Reynoldson (49)            Executive Director and Portfolio Manager of
1 Parkview Plaza                   the Investment Manager and/or its investment
Oakbrook Terrace, Illinois         management affiliates for over 5 years.

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

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





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

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E.  Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center-Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[MORGAN STANLEY LOGO]
[GRAPHIC OMITTED]

Morgan Stanley
California Insured
Municipal Income Trust

Annual Report
October 31, 2002

38503RPT-913K2K02-AS-11/02